Short-term bank loans and other debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Sep. 15, 2014
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 222,226,246	$ 293,449,741
Maturity date		Oct. 05, 2016
Stated rate		1.60%
Minority Interest Ownership Percentage		51.00%	75.00%
Short-term loans weighted average interest rate		1.71%	7.62%
Restricted deposit		$ 363,137,210	$ 368,874,458
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Stated rate				12.00%
Minority Interest Ownership Percentage		100.00%
Loan from China Fortune International Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	40,856,349
Loan from China Fortune International Trust Co., Ltd [Member] | Loan from China Fortune International Trust Co., Ltd Due February 25, 2015, at 11% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	40,856,349
Maturity date		Feb. 25, 2015
Stated rate		11.00%
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	24,513,809
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member] | Loan from ICBC Credit Suisse Investment Management Co., Ltd. Due April 3, 2015, at 11% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	24,513,809
Maturity date		Apr. 03, 2015
Stated rate		11.00%
Loan from Bridge Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	32,685,079
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd Due June 24, 2015, at 12.5% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	32,685,079
Maturity date		Jun. 24, 2015
Stated rate		12.50%
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	65,370,159
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member] | Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd., Due August 12, 2015, at 12% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	65,370,159
Maturity date		Aug. 12, 2015
Stated rate		12.00%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 24, 2015, at 2.80% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	14,971,245
Maturity date		Feb. 24, 2015
Stated rate		2.80%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 25, 2015, at 2.60% plus 3 month [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 0	20,353,100
Maturity date		Feb. 25, 2015
Stated rate		2.60%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 2, 2016, at 2.00% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 9,675,655	0
Maturity date		Jun. 02, 2016
Stated rate		2.00%
Restricted deposit		$ 9,778,859	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 16, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 20,000,000	0
Maturity date		Aug. 16, 2016
Stated rate		1.40%
Restricted deposit		$ 20,943,698	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 31, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 9,700,000	0
Maturity date		Aug. 31, 2016
Stated rate		1.40%
Restricted deposit		$ 10,166,934	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 20, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 2,220,000	0
Maturity date		Sep. 20, 2016
Stated rate		1.40%
Restricted deposit		$ 2,386,966	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 27, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 13,250,000	0
Maturity date		Oct. 27, 2016
Stated rate		1.40%
Restricted deposit		$ 13,752,002	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due November 18, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 14,958,974	0
Maturity date		Nov. 18, 2016
Stated rate		1.25%
Restricted deposit		$ 15,553,766	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due November 23, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 34,421,617	0
Maturity date		Nov. 23, 2016
Stated rate		1.25%
Restricted deposit		$ 35,878,403	0
Loan from Bank of China Tokyo Branch [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		63,000,000	65,000,000
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due May 17, 2015, at 2% plus 6 month [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 0	65,000,000
Maturity date		May 17, 2015
Stated rate		2.00%
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due July 21, 2016, at 1.2% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 30,000,000	0
Maturity date		Jul. 21, 2016
Stated rate		1.20%
Restricted deposit		$ 30,645,559	0
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due September 26, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 13,000,000	0
Maturity date		Sep. 26, 2016
Stated rate		1.55%
Restricted deposit		$ 13,705,803	0
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due October 11, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 20,000,000	0
Maturity date		Oct. 11, 2016
Stated rate		1.55%
Restricted deposit		$ 21,097,696	0
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		30,000,000	29,700,000
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due February 17, 2015, at 2.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 0	20,000,000
Maturity date		Feb. 17, 2015
Stated rate		2.10%
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due March 2, 2015, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 0	9,700,000
Maturity date		Mar. 02, 2015
Stated rate		2.00%
Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due May 18, 2016, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 10,000,000	0
Maturity date		May 18, 2016
Stated rate		2.00%
Restricted deposit		$ 10,799,845	0
Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		25,000,000	0
Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") [Member] | Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") Due September 21, 2016, at 1.7% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 25,000,000	$ 0
Maturity date		Sep. 21, 2016
Stated rate		1.70%
Restricted deposit		$ 26,410,620

[1]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights. This other short-term debt was paid in full in May, 2015.
[2]	Pursuant to the loan contract with The Bank of East Asia, these seven loans from The Bank of East Asia, amounting to US$9.7 million, US$20.0 million, US$9.7 million, US$2.2 million, US$13.3 million , US$15.0 million and US$34.4 million respectively, are denominated in US$ and are secured by the deposits of US$9,778,859 (December 31, 2014: nil), US$20,943,698 (December 31, 2014: nil) , US$10,166,934 (December 31, 2014: nil), US$2,386,966 (December 31, 2014: nil), US$13,752,002 (December 31, 2014: nil), US$15,553,766 (December 31, 2014: nil) and US$35,878,403 (December 31, 2014: nil)respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.
[3]	Pursuant to the loan contract with Bank of China Tokyo Branch , these three loans from Bank of China Tokyo Branch amounting to US$30.0 million, US$13.0 million and US$20.0 million in 2015 respectively, are denominated in US$ and are secured by the deposit of US$30,645,559 (December 31, 2014: nil), US$13,705,803 (December 31, 2014: nil) and US$21,097,696 (December 31, 2014: nil) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.
[4]	Pursuant to the loan contract with ICBC (Asia), these two loans from ICBC (Asia), amounting to US$10.0million and US$20.0million in 2015, respectively, are denominated in US$ and are secured by the deposits of US$10,799,845 (December 31, 2014: nil) and US$21,251,694 (December 31, 2014: nil). respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.
[5]	Pursuant to the loan contract with ICBC (Thai), this loan from ICBC (Thai), amounting to US$25.0 million in 2015, is denominated in US$ and is secured by the deposits of US$26,410,620. This deposit is classified as restricted cash on the consolidated balance sheets as of December 31, 2015.